Provision for credit losses	6 Months Ended
Jun. 30, 2018
Provision for credit losses
9 Provision for credit losses
in	2Q18	1Q18	2Q17	6M18	6M17
Provision for credit losses (CHF million)
Provision for loan losses	60	36	70	96	136
Provision for lending-related and other exposures	13	12	12	25	(1)
Provision for credit losses	73	48	82	121	135

Bank
Provision for credit losses
9 Provision for credit losses
in	6M18	6M17
Provision for credit losses (CHF million)
Provision for loan losses	96	136
Provision for lending-related and other exposures	25	(1)
Provision for credit losses	121	135